Employment benefit plans - Summary of Change in Present Value of Defined Benefit Obligation (Detail) - Defined Benefit Gratuity Plan [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Changes in the present value of the defined benefit obligation
Opening defined benefit obligation	₨ 315	$ 3	₨ 300	₨ 231
Current service cost	93	1	95	73
Past service cost	102	1	0	0
Interest cost	23	1	20	16
Benefits paid	(44)	0	(50)	(34)
Remeasurements during the year due to:
- Experience adjustments	52	1	(8)	10
- Change in financial assumptions	(3)	(0)	9	4
- Change in demographic assumptions	(6)	(0)	(51)	0
Closing defined benefit obligation	₨ 532	$ 6	₨ 315	₨ 300